INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2022
Inventories [abstract]
Inventories
Amounts in R million 2022 2021
Consumable stores 197.5 177.6
Ore stockpile 51.9 52.9
Gold in process 75.1 59.6
Finished inventories - Gold Bullion 64.8 49.9
Total inventories 389.3 340.0
Inventory carried at net realisable value includes:
Gold in process
8.5 -
Finished inventories - Gold Bullion
7.9 -
Write down to net realisable value included in movement in gold in process and finished stock (2.7) -